Derivatives and Risk Management (Details 4) (USD $)	Jan. 03, 2015	Dec. 28, 2013
Fair value of derivative instruments
Asset Derivatives, Fair Value	$ 29,393,000	$ 7,815,000
Liability Derivatives, Fair Value	2,514,000	12,690,000
Existing losses expected to be reclassified into earnings within the next twelve months	16,900,000
Foreign exchange forward contracts | Designated as cash flow hedges | Prepaid expenses and other current assets
Fair value of derivative instruments
Asset Derivatives, Fair Value	25,867,000	3,289,000
Foreign exchange forward contracts | Designated as cash flow hedges | Intangible and other assets-net
Fair value of derivative instruments
Asset Derivatives, Fair Value	1,802,000	219,000
Foreign exchange forward contracts | Designated as cash flow hedges | Accrued expenses - other
Fair value of derivative instruments
Liability Derivatives, Fair Value	0	7,651,000
Foreign exchange forward contracts | Designated as cash flow hedges | Other long-term liabilities
Fair value of derivative instruments
Liability Derivatives, Fair Value	0	563,000
Interest rate contracts | Designated as cash flow hedges | Prepaid expenses and other current assets
Fair value of derivative instruments
Asset Derivatives, Fair Value	0	0
Interest rate contracts | Designated as cash flow hedges | Intangible and other assets-net
Fair value of derivative instruments
Asset Derivatives, Fair Value	1,724,000	4,307,000
Interest rate contracts | Designated as cash flow hedges | Accrued expenses - other
Fair value of derivative instruments
Liability Derivatives, Fair Value	2,157,000	2,783,000
Interest rate contracts | Designated as cash flow hedges | Other long-term liabilities
Fair value of derivative instruments
Liability Derivatives, Fair Value	$ 357,000	$ 1,693,000